Debt With Related Parties - Additional Information (Details) $ in Thousands						9 Months Ended
		Oct. 23, 2023 USD ($)	Jun. 30, 2020 USD ($)	Aug. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2023 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)
Disclosure of transactions between related parties [line items]
Senior notes						$ 0				$ 449,716
Key management personnel compensation						577,496	$ 399,669
Related parties
Disclosure of transactions between related parties [line items]
Senior notes	[1]							$ 100,397,329,000
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes						0				4,178,912
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						0		$ 94,747,329,000	[1]	$ 4,158,458
Interest Rate								14.00%		14.00%
Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes						0				$ 20,454
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes						0				213,387
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						0		$ 5,000,000,000	[1]	$ 179,245
Interest Rate								15.00%		15.00%
2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes						0				$ 34,142
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes						0				17,867
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						0		$ 650,000,000	[1]	$ 2,749
Interest Rate								14.00%		14.00%
2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes						0				$ 15,118
BBB Foods Inc. | Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		$ 4,100,000			$ 94,747,329
Interest Rate					14.00%
Extended maturity date		Dec. 31, 2026
Advisory fee		$ 400,000
BBB Foods Inc. | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						0				1,122,056
Percentage of principal amount due					99.50%
BBB Foods Inc. | Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due					0.50%
BBB Foods Inc. | 2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes				$ 5,000,000
Original term of debt				9 years
Interest Rate				15.00%
Extended maturity date		Dec. 31, 2026
Additional payments		$ 230,000
BBB Foods Inc. | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						0				59,748
Percentage of principal amount due				84.00%
BBB Foods Inc. | 2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due				16.00%
BBB Foods Inc. | 2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes			$ 650,000
Original term of debt			6 years
Interest Rate			14.00%
BBB Foods Inc. | 2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						$ 0				$ 2,749
Percentage of principal amount due			15.40%
BBB Foods Inc. | 2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due			84.60%

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.